Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS ASSET ALLOCATION TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023